PREPAYMENT AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
PREPAYMENT AND OTHER CURRENT ASSETS [Line Items]
Prepayment for inventory purchase	$ 1,380,536	$ 4,867,803
Other prepaid expenses	1,016,251	730,181
Prepayment and other current assets	$ 2,396,787	$ 5,597,984